Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Land	$ 84,383	$ 83,721
Buildings and improvements	147,019	144,543
Projects under construction	1,056	6,683
Total investments in properties	232,458	234,947
Less accumulated depreciation and depletion	30,271	28,394
Net investments in properties	202,187	206,553
Real estate held for investment, at cost	8,380	7,167
Investments in joint ventures	160,452	88,884
Net real estate investments	371,019	302,604
Cash and cash equivalents	26,607	22,547
Cash held in escrow	186	202
Accounts receivable, net	546	564
Investments available for sale at fair value	137,867	165,212
Federal and state income taxes receivable	0	9,854
Unrealized rents	554	53
Deferred costs	890	773
Other assets	479	455
Assets of discontinued operations	0	3,224
Total assets	538,148	505,488
Liabilities:
Secured notes payable	88,925	88,789
Accounts payable and accrued liabilities	2,431	3,545
Other liabilities	1,978	100
Federal and state income taxes payable	504	0
Deferred revenue	790	27
Deferred income taxes	50,111	27,981
Deferred compensation	1,436	1,450
Tenant security deposits	328	53
Liabilities of discontinued operations	0	288
Total liabilities	146,503	122,233
Commitments and contingencies
Equity:
Common stock, $.10 par value; 25,000,000 shares authorized, 9,817,429 and 9,969,174 shares issued and outstanding, respectively	982	997
Capital in excess of par value	57,705	58,004
Retained earnings	315,278	306,307
Accumulated other comprehensive income (loss), net	923	(701)
Total shareholders' equity	374,888	364,607
Noncontrolling interest MRP	16,757	18,648
Total Equity	391,645	383,255
Total liabilities and shareholders' equity	$ 538,148	$ 505,488